Extension Note Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Extension Note Receivable (Details) [Line Items]
Extension payment	$ 273,066
Merger agreement	273,066
Principal amount deposited	$ 45,511
Common stock price per share (in Dollars per share)	$ 10
Merger Agreement [Member]
Extension Note Receivable (Details) [Line Items]
Extension payment		273,066
Deposited into the Trust Account		$ 45,511